Non-cash items (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Non-cash Items
Depreciation	$ 497	$ 233
Change in fair value of derivative financial instruments (Note 9)	(199)	(3,365)
Share-based compensation expense (Note 12)	875	809
Accretion of provision for reclamation	27	35
Deferred income tax expense (Note 10)	899	1,129
Accretion of lease liabilities	1	5
Deferred revenue (Note 8)	578
Accretion of deferred revenue (Note 8)	112	127
Foreign exchange losses (gains)	165	(4)
Other expenses		15
Total non-cash items	$ 2,955	$ (1,016)